SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental cash flow information:
Operating cash flows from operating leases	$ 112	$ 111
Right-of-use obtained in exchange for new operating lease liabilities		$ 800
Operating leases weighted-average remaining lease term (years)	6 years 9 months 18 days	7 years 9 months 18 days